Long-Term Debt and Short-Term Borrowings - Future Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturities of long-term debt
2018	$ 1,102
2019	692
2020	1,368
2021	1,333
2022	1,191
After 2022	7,512
Total long-term debt	13,198	$ 11,478
Floating Rate Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	54
Floating Rate Long Term Debt Maturities Repayments Of Principal In Next Twenty Four Months	71
Floating Rate Long Term Debt Maturities Repayments Of Principal In Next Thirty Six Months	$ 95